Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:       9/30/99

Check here if Amendment            [  ]    ;        Amendment Number:    [  ]
                    This Amendment (Check only one.)[   ]   is a restatement.
                                                    [    ]  adds new holdings
                                                            entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

                    /s/ Patricia B. Fallon Tarrytown, New York   11/10/99
                    -----------------------------------------------------------
                    [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   13

Form 13F Information Table Value Total:               393,278
                                                    [thousands]

List of Other Included Managers:           None

FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE   SHARES/  SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)PRN AMT  PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CEG Constellation EnCOM   210371100     4,2    150,0SH          SOLE              150,000        0        0
CG Columbia Energy  COM   197648108    27,6    500,0SH          SOLE              500,000        0        0
CIN Cinergy         COM   172474108    16,9    600,0SH          SOLE              600,000        0        0
CMS CMS Energy      COM   125896100     8,4    250,0SH          SOLE              250,000        0        0
FPL Florida P&L     COM   341109106    25,1    500,0SH          SOLE              500,000        0        0
GPU Gen Public Util COM   36225X100  110,59 3,390,00SH          SOLE            3,390,000        0        0
KLT Kan City P&L    COM   485134100    23,9    990,0SH          SOLE              990,000        0        0
NMK Niagra Mohawk   COM   653520106    38,5 2,500,00SH          SOLE            2,500,000        0        0
NU Northeast Util   COM   664397106  101,66 5,532,80SH          SOLE            5,532,800        0        0
PE PECO Energy      COM   693304107     9,0    240,0SH          SOLE              240,000        0        0
PNW Pinnacle West   COM   723484101              20,SH          SOLE               20,000        0        0
REI Reliant Energy  COM   75952J108    10,8    400,0SH          SOLE              400,000        0        0
UNS Unisource       COM   909205106    15,3 1,300,00SH          SOLE            1,300,000        0        0

Grand Total                          393,278
